Revenues - Summary of Breakdown of Revenues by Type of Good or Service (Parenthetical) (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of revenue [abstract]
Revenue from natural gas produced by the Company	$ 70,256	$ 71,491	$ 55,882